Expense Example, No Redemption - Class A C S I N R T Shares - Janus Henderson Enterprise Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	687	925	1,182	1,914	177	548	944	1,901	118	368	638	1,409	78	243	422	942	67	211	368	822	144	446	771	1,691	93	290	504	1,120